Note 19 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Open Tax Year	2018 2019 2020 2021 2022 2023
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 889	$ 1,823